Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2020
Distribution Date:	5/15/2020

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law.  This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance.   We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.500%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 2,000,000,000	1.50516	$3,010,325,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Fixed(1)	CHF 830,000,000	1.38151	$1,146,656,000	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.52780	$1,909,750,000	January 11, 2024	0.250%	Fixed
SERIES CBL25 - 7 Year Fixed(1)	EUR 1,500,000,000	1.45010	$2,175,150,000	January 14, 2027	0.010%	Fixed
SERIES CBL26 - 5 Year Fixed(1)	EUR 1,250,000,000	1.55310	$1,941,375,000	March 18, 2025	0.010%	Fixed
SERIES CBL27 - 8 Year Fixed(1)	CHF 180,000,000	1.46683	$264,030,000	April 3, 2028	0.298%	Fixed
SERIES CBL28 - 2 Year Fixed(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	March 22, 2022	2.394%	Fixed
SERIES CBL29 - 3 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	March 22, 2023	3 Mth CDOR + 1.65%	Float
SERIES CBL30 - 3 Year Fixed(1)	USD 900,000,000	1.43020	$1,287,180,000	March 31, 2023	1.500%	Fixed
SERIES CBL31 - 2.5 Year Floating(1)*	CAD 7,500,000,000	1.00000	$7,500,000,000	October 20, 2022	3 Mth CDOR + 0.67%	Float

Total Outstanding under the Global Registered Covered Bond Program			$53,818,962,600

OSFI Covered Bond Ratio Limit(2)	5.50%	OSFI Covered Bond Ratio(2)	2.89%
OSFI Temporary Covered Bond Ratio Limit(2)**	10.00%	OSFI Covered Bond Ratio(2)	4.96%

Series Ratings	Moody's	Fitch	DBRS
CBL3	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA
CBL25	Aaa	AAA	AAA
CBL26	Aaa	AAA	AAA
CBL27	Aaa	AAA	AAA
CBL28	N/A	AAA	AAA
CBL29	N/A	AAA	AAA
CBL30	Aaa	AAA	AAA
CBL31	N/A	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency; for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.
(2) Per OSFI’s Revised Covered Bond Limit Calculation letter dated May 23rd, 2019, the OSFI Covered Bond Ratio refers to total assets pledged for covered bonds relative to total on-balance sheet assets. Total on-balance sheet assets are as at January 31, 2020.
* For purpose of accessing central bank facilities.
** On March 27, 2020, OSFI announced that the covered bond ratio limit is temporarily increased to 10% to enable access to Bank of Canada facilities, while the maximum covered bond assets encumbered relating to market instruments remains limited to 5.5% of an issuer`s on-balance sheet.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2020
Distribution Date:	5/15/2020

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Negative	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	AA (dcr)	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (Scotiabank)	P-2 (cr)	F2	BBB (low)
Servicer (Scotiabank)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating

	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.
	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.
	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1 (middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default	Nil
Guarantor Event of Default	Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.
(2) Non-viability contingent capital (NVCC)
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2020
Distribution Date:	5/15/2020

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds	$53,818,962,600

A = Lesser of (i) LTV Adjusted Loan Balance and	76,099,294,557	A (i)	80,192,367,235
(ii) Asset Percentage Adjusted Loan Balance		A (ii)	76,099,294,557
B = Principal Receipts up to Calculation Date not otherwise applied	-	Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan	-	Maximum Asset Percentage:	95.0%
D = Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Negative Carry Factor Calculation	743,351,439
Total: A + B + C + D + E - F	75,355,943,119

Asset Coverage Test	PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:	103.0%
Level of Overcollateralization(3)	106.4%

Valuation Calculation (1)

Trading Value of Covered Bond(4)	55,818,946,592

A = lesser of (i) Present Value of outstanding loan balance of	80,296,431,587
Performing Eligible Loans(5) and (ii) 80% of Market Value of	-
properties securing Performing Eligible Loans	-
B = Principal Receipts up to Calculation Date not otherwise applied	-
C = Cash Capital Contributions and advances under Intercompany Loan	-
D = Trading Value of Substitute Assets	-
E = (i) Reserve Fund balance and	-
(ii) Pre-Maturity Liquidity Ledger balance (2)	-
F = Trading Value of Swap Collateral	-
Total: A + B + C + D + E + F	80,296,431,587

Intercompany Loan Balance

Guarantee Loan	56,729,088,664
Demand Loan	25,730,930,614
Total	82,460,019,278

Portfolio Losses(6)

Period End	Write off Amounts	Loss Percentage(annualized)
April 30, 2020	N/A	N/A

Portfolio Flow of Funds

	4/30/2020		3/31/2020
Cash Inflows
Principal Receipts	825,086,551.85		503,447,983.70
Sale of Loans	1,275,134,100.76		80,286,066.54
Revenue Receipts	136,447,604.90		106,386,467.73
Swap Receipts	-		-
Intercompany Loan Receipts	25,165,780,927.88		19,223,739,856.63
Cash Outflows	-		-
Swap Payment	-		-
Intercompany Loan Interest	(136,387,090.56)	(7)	(106,228,629.88)	(8)
Purchase of Loans	(25,227,798,649.21)		(19,283,723,807.96)
Intercompany Loan Repayment	(2,038,202,931.28)	(7)	(523,750,098.91)	(8)
Distribution to Partners	(181,850.58)	(7)	-
Other Inflows / Outflows(9)	(73.80)		(103.71)
Net Inflows/(Outflows)	(121,410.04)		157,734.14

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).
(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.
(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.
(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.
(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 2.9622%.
(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2019 for details on impaired loans and Scotiabank’s residential mortgage portfolio.
(7) This amount is to be paid out on May 19th, 2020.
(8) This amount was paid out on April 17th, 2020.
(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2020
Distribution Date:	5/15/2020

Portfolio Summary Statistics

Previous Month Ending Balance	$57,179,770,040
Current Month Ending Balance (1)	$80,173,979,083
Number of Mortgage Loans in Pool	294,753
Average Loan Size	$272,004
Number of Primary Borrowers	262,029
Number of Properties	268,411

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	57.53%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	66.00%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	73.28%
Weighted Average Seasoning of Loans in the Portfolio	22.12	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.78%
Weighted Average Original Term of Loans in the Portfolio	54.50	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	32.38	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	33.15	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)(7)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	294,483	99.91%	80,096,645,124	99.90%
30 to 59 Days Past Due	240	0.08%	69,707,902	0.09%
60 to 89 Days Past Due	30	0.01%	7,626,057	0.01%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	294,753	100.00%	80,173,979,083	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	30,176	10.24%	7,420,608,679	9.26%
British Columbia	50,165	17.02%	17,855,769,108	22.27%
Manitoba	5,599	1.90%	915,323,612	1.14%
New Brunswick	6,661	2.26%	696,994,542	0.87%
Newfoundland	7,034	2.39%	988,761,293	1.23%
Northwest Territories	82	0.03%	19,217,553	0.02%
Nova Scotia	10,120	3.43%	1,377,734,299	1.72%
Nunavut	-	0.00%	-	0.00%
Ontario	171,882	58.31%	48,278,377,223	60.22%
Prince Edward Island	1,479	0.50%	188,569,727	0.24%
Quebec	3,050	1.03%	738,466,121	0.92%
Saskatchewan	8,023	2.72%	1,586,770,876	1.98%
Yukon	482	0.16%	107,386,051	0.13%
Total	294,753	100.00%	80,173,979,083	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	35,984	12.21%	13,847,546,785	17.27%
599 or less	1,106	0.38%	227,396,113	0.28%
600 - 650	6,836	2.32%	1,879,909,641	2.34%
651 - 700	18,192	6.17%	4,988,437,688	6.22%
701 - 750	35,170	11.93%	9,595,066,386	11.97%
751 - 800	51,221	17.38%	14,212,841,487	17.73%
801 and Above	146,244	49.62%	35,422,780,984	44.18%
Total	294,753	100.00%	80,173,979,083	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.
(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan,  or subsequently thereto).
(6) Refer to footnote (6) on page 3 of this Investor Report.
(7) Includes accounts that have requested a deferral that is yet to be processed.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2020
Distribution Date:	5/15/2020

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	254,434	86.32%	66,609,124,357	83.08%
Variable	40,319	13.68%	13,564,854,727	16.92%
Total	294,753	100.00%	80,173,979,083	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	216,564	73.47%	51,200,638,499	63.86%
Non-STEP	78,189	26.53%	28,973,340,584	36.14%
Total	294,753	100.00%	80,173,979,083	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	15,246	5.17%	3,347,627,407	4.18%
Owner Occupied	279,507	94.83%	76,826,351,676	95.82%
Total	294,753	100.00%	80,173,979,083	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	63,882	21.67%	20,361,691,379	25.40%
2.5000 - 2.9999	139,332	47.27%	37,131,482,644	46.31%
3.0000 - 3.4999	58,075	19.70%	15,103,862,880	18.84%
3.5000 - 3.9999	32,072	10.88%	7,345,766,209	9.16%
4.0000 - 4.4999	870	0.30%	143,472,155	0.18%
4.5000 - 4.9999	318	0.11%	48,285,935	0.06%
5.0000 - 5.4999	41	0.01%	5,065,683	0.01%
5.5000 and Above	163	0.06%	34,352,198	0.04%
Total	294,753	100.00%	80,173,979,083	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	25,267	8.57%	2,081,816,033	2.60%
20.01-25.00	10,736	3.64%	1,554,416,297	1.94%
25.01-30.00	12,893	4.37%	2,232,357,575	2.78%
30.01-35.00	15,571	5.28%	3,127,877,332	3.90%
35.01-40.00	18,461	6.26%	4,187,892,449	5.22%
40.01-45.00	21,818	7.40%	5,358,047,330	6.68%
45.01-50.00	24,416	8.28%	6,545,488,775	8.16%
50.01-55.00	25,361	8.60%	7,173,477,891	8.95%
55.01-60.00	26,704	9.06%	8,004,836,588	9.98%
60.01-65.00	26,173	8.88%	8,324,949,451	10.38%
65.01-70.00	25,202	8.55%	8,513,272,486	10.62%
70.01-75.00	27,324	9.27%	9,848,421,841	12.28%
75.01-80.00	29,900	10.14%	11,303,260,450	14.10%
80.01-90.00	4,581	1.55%	1,789,776,435	2.23%
90.01-100.00	241	0.08%	97,104,117	0.12%
Over 100.00	105	0.04%	30,984,033	0.04%
Total	294,753	100.00%	80,173,979,083	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2020
Distribution Date:	5/15/2020

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	36,877	12.51%	7,392,109,744	9.22%
12.00 - 23.99	71,463	24.25%	17,007,986,114	21.21%
24.00 - 35.99	77,183	26.19%	21,782,406,633	27.17%
36.00 - 41.99	36,971	12.54%	10,565,674,962	13.18%
42.00 - 47.99	22,377	7.59%	6,741,193,061	8.41%
48.00 - 53.99	22,194	7.53%	7,885,522,523	9.84%
54.00 - 59.99	23,294	7.90%	7,710,984,772	9.62%
60.00 - 65.99	4,044	1.37%	1,016,007,420	1.27%
66.00 - 71.99	37	0.01%	6,786,910	0.01%
72.00 and Above	313	0.11%	65,306,944	0.08%
Total	294,753	100.00%	80,173,979,083	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	61,750	20.95%	3,651,314,790.42	4.55%
100,000 - 149,999	38,007	12.89%	4,764,818,882.87	5.94%
150,000 - 199,999	36,201	12.28%	6,332,630,998.38	7.90%
200,000 - 249,999	32,386	10.99%	7,285,876,198.62	9.09%
250,000 - 299,999	27,516	9.34%	7,554,053,249.71	9.42%
300,000 - 349,999	21,892	7.43%	7,100,206,411.15	8.86%
350,000 - 399,999	17,082	5.80%	6,393,172,279.91	7.97%
400,000 - 449,999	12,588	4.27%	5,340,231,532.31	6.66%
450,000 - 499,999	10,169	3.45%	4,824,362,118.19	6.02%
500,000 - 549,999	7,782	2.64%	4,079,818,424.46	5.09%
550,000 - 599,999	6,466	2.19%	3,714,509,380.87	4.63%
600,000 - 649,999	4,668	1.58%	2,912,928,924.06	3.63%
650,000 - 699,999	3,621	1.23%	2,443,178,841.78	3.05%
700,000 - 749,999	2,708	0.92%	1,962,481,364.95	2.45%
750,000 - 799,999	2,365	0.80%	1,831,519,002.40	2.28%
800,000 - 849,999	1,818	0.62%	1,499,489,686.48	1.87%
850,000 - 899,999	1,501	0.51%	1,312,768,296.26	1.64%
900,000 - 949,999	1,226	0.42%	1,133,555,727.78	1.41%
950,000 - 999,999	980	0.33%	954,581,014.97	1.19%
1,000,000 or Greater	4,027	1.37%	5,082,481,957.66	6.34%
Total	294,753	100.00%	80,173,979,083	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	49,539	16.81%	12,519,691,240	15.62%
Single Family	239,403	81.22%	66,028,395,120	82.36%
Multi Family	5,024	1.70%	1,456,309,956	1.82%
Other	787	0.27%	169,582,767	0.21%
Total	294,753	100.00%	80,173,979,083	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2020
Distribution Date:	5/15/2020

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)

Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	104,060,849	81,137,348	100,765,603	137,703,941	164,437,724	211,032,321	277,125,202	354,249,144	482,226,796	615,279,942	807,215,139	1,403,433,008	2,158,906,586	481,542,200	35,539,973	5,952,903	7,420,608,679	9.26%
	Current and Less Than 30 Days Past Due	103,926,406	81,053,790	100,765,603	137,703,941	164,437,724	211,032,321	276,813,187	354,249,144	480,753,753	614,909,775	805,481,080	1,400,881,314	2,156,236,934	480,365,256	35,130,518	5,952,903	7,409,693,650	99.85%
	30 to 59 Days Past Due	82,842	83,559	-	-	-	-	167,599	-	1,059,717	218,850	1,734,059	2,551,694	2,353,795	1,176,944	409,455	-	9,838,513	0.13%
	60 to 89 Days Past Due	51,601	-	-	-	-	-	144,416	-	413,325	151,317	-	-	315,856	-	-	-	1,076,516	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	494,666,979	351,439,396	491,933,547	684,073,152	982,723,221	1,213,291,204	1,428,203,762	1,539,110,603	1,776,876,109	1,853,364,893	1,785,210,633	1,759,354,672	2,590,425,180	871,237,541	25,388,224	8,469,992	17,855,769,108	22.27%
	Current and Less Than 30 Days Past Due	494,560,583	351,439,396	490,758,824	683,852,729	980,053,089	1,211,229,878	1,426,443,918	1,537,194,840	1,774,796,533	1,850,644,785	1,784,709,372	1,758,849,350	2,588,985,370	871,237,541	25,388,224	8,469,992	17,838,614,423	99.90%
	30 to 59 Days Past Due	54,534	-	881,067	220,423	2,670,132	2,061,326	1,581,969	1,915,764	2,079,576	2,720,108	501,261	505,323	1,439,810	-	-	-	16,631,292	0.09%
	60 to 89 Days Past Due	51,862	-	293,655	-	-	-	177,875	-	-	-	-	-	-	-	-	-	523,393	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	13,325,556	11,983,129	14,301,612	22,198,257	26,909,788	37,400,566	52,187,997	64,484,155	83,996,927	115,759,224	148,633,396	163,628,730	156,279,629	3,977,273	257,373	-	915,323,612	1.14%
	Current and Less Than 30 Days Past Due	13,325,556	11,983,129	14,301,612	22,198,257	26,909,788	37,400,566	52,187,997	64,484,155	83,996,927	115,759,224	148,633,396	163,495,398	156,279,629	3,977,273	257,373	-	915,190,280	99.99%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	133,332	-	-	-	-	133,332	0.01%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	15,533,999	9,698,436	16,757,859	21,742,119	34,534,406	46,386,356	65,965,708	84,999,730	73,256,071	75,643,912	64,919,306	95,287,560	91,602,779	538,969	127,331	-	696,994,542	0.87%
	Current and Less Than 30 Days Past Due	15,533,999	9,673,039	16,676,669	21,556,650	34,534,406	46,386,356	65,965,708	84,915,872	73,115,754	75,643,912	64,868,523	95,287,560	91,602,779	538,969	127,331	-	696,427,529	99.92%
	30 to 59 Days Past Due	-	-	81,189	185,469	-	-	-	83,858	140,317	-	50,783	-	-	-	-	-	541,616	0.08%
	60 to 89 Days Past Due	-	25,397	-	-	-	-	-	-	-	-	-	-	-	-	-	-	25,397	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	8,369,808	7,085,035	10,009,486	13,831,585	19,489,359	23,466,733	31,982,629	44,004,457	57,296,596	67,276,780	102,691,548	188,298,015	300,126,445	114,228,308	-	604,507	988,761,293	1.23%
	Current and Less Than 30 Days Past Due	8,369,808	7,085,035	10,009,486	13,831,585	19,429,544	23,466,733	31,982,629	44,004,457	57,296,596	67,276,780	102,483,305	188,117,954	300,126,445	113,856,593	-	604,507	987,941,458	99.92%
	30 to 59 Days Past Due	-	-	-	-	59,815	-	-	-	-	-	208,243	180,062	-	371,715	-	-	819,835	0.08%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	383,478	391,617	429,929	798,876	1,606,684	413,352	2,205,363	877,132	2,697,136	2,305,901	2,642,304	2,482,401	1,983,379	-	-	-	19,217,553	0.02%
	Current and Less Than 30 Days Past Due	383,478	391,617	429,929	798,876	1,606,684	413,352	2,205,363	877,132	2,697,136	2,305,901	2,642,304	2,482,401	1,983,379	-	-	-	19,217,553	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	24,781,774	17,812,878	25,647,811	37,271,772	49,682,751	69,748,972	96,154,503	125,903,433	152,641,781	220,683,174	196,420,441	186,696,188	172,567,186	978,603	743,033	-	1,377,734,299	1.72%
	Current and Less Than 30 Days Past Due	24,781,774	17,812,878	25,647,811	37,271,772	49,630,299	69,748,972	95,962,261	125,737,664	152,222,332	220,369,469	195,837,697	186,696,188	172,327,036	978,603	743,033	-	1,375,767,789	99.86%
	30 to 59 Days Past Due	-	-	-	-	52,451	-	-	165,769	419,448	177,949	582,744	-	240,150	-	-	-	1,638,512	0.12%
Nova	60 to 89 Days Past Due	-	-	-	-	-	-	192,242	-	-	135,756	-	-	-	-	-	-	327,999	0.02%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	1,382,966,640	1,044,577,747	1,532,120,277	2,143,551,548	2,822,549,820	3,631,953,850	4,397,443,732	4,679,930,354	5,135,325,198	5,090,996,317	5,142,749,024	5,650,787,726	5,268,620,359	304,401,400	34,634,137	15,769,093	48,278,377,223	60.22%
	Current and Less Than 30 Days Past Due	1,381,944,902	1,043,328,683	1,531,060,103	2,141,383,856	2,820,922,631	3,630,141,228	4,392,664,093	4,676,139,542	5,128,884,918	5,087,853,620	5,139,984,708	5,645,299,036	5,263,922,588	302,651,681	34,634,137	15,769,093	48,236,584,821	99.91%
	30 to 59 Days Past Due	374,349	1,249,064	1,060,174	1,719,054	1,601,161	1,423,754	4,569,151	2,792,972	5,481,338	2,483,998	2,764,317	5,488,689	4,017,459	1,749,719	-	-	36,775,200	0.08%
	60 to 89 Days Past Due	647,389	-	-	448,638	26,028	388,869	210,487	997,839	958,942	658,698	-	-	680,312	-	-	-	5,017,202	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	3,933,591	2,421,813	3,618,572	5,143,766	10,001,881	9,796,930	19,043,512	17,415,006	14,876,100	21,242,693	19,330,289	33,496,406	28,249,167	-	-	-	188,569,727	0.24%
	Current and Less Than 30 Days Past Due	3,933,591	2,421,813	3,618,572	5,143,766	10,001,881	9,796,930	19,043,512	17,360,538	14,876,100	21,242,693	19,330,289	33,452,063	28,249,167	-	-	-	188,470,916	99.95%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	54,468	-	-	-	44,343	-	-	-	-	98,811	0.05%
Prince Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	6,656,223	7,013,887	6,414,718	14,181,164	17,716,031	22,086,147	30,961,428	35,560,993	44,203,902	49,966,248	70,998,480	113,506,310	309,451,045	9,147,963	414,046	187,537	738,466,121	0.92%
	Current and Less Than 30 Days Past Due	6,656,223	7,013,887	6,414,718	14,181,164	17,716,031	22,086,147	30,961,428	35,560,993	44,203,902	49,966,248	70,998,480	112,974,213	308,807,720	9,147,963	414,046	187,537	737,290,700	99.84%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	532,096	643,325	-	-	-	1,175,422	0.16%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	24,592,720	19,708,702	27,349,627	43,300,922	53,946,595	84,160,753	134,579,726	220,588,564	171,781,225	201,440,273	161,732,928	234,211,914	205,652,748	3,724,179	-	-	1,586,770,876	1.98%
	Current and Less Than 30 Days Past Due	24,574,890	19,708,702	27,349,627	43,300,922	53,848,502	84,122,021	134,579,726	219,803,056	170,625,897	201,120,317	161,437,456	234,211,914	205,652,748	3,724,179	-	-	1,584,059,956	99.83%
	30 to 59 Days Past Due	17,830	-	-	-	98,093	38,732	-	129,956	1,155,328	319,956	295,473	-	-	-	-	-	2,055,368	0.13%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	655,552	-	-	-	-	-	-	-	-	655,552	0.04%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,544,416	1,146,308	3,008,535	4,080,231	4,294,188	8,310,145	9,635,214	6,354,319	9,658,748	10,990,094	10,728,996	17,238,910	19,395,948	-	-	-	107,386,051	0.13%
	Current and Less Than 30 Days Past Due	2,544,416	1,146,308	3,008,535	4,080,231	4,294,188	8,310,145	9,635,214	6,354,319	9,658,748	10,990,094	10,728,996	17,238,910	19,395,948	-	-	-	107,386,051	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	2,081,816,033	1,554,416,297	2,232,357,575	3,127,877,332	4,187,892,449	5,358,047,330	6,545,488,775	7,173,477,891	8,004,836,588	8,324,949,451	8,513,272,486	9,848,421,841	11,303,260,450	1,789,776,435	97,104,117	30,984,033	80,173,979,083	100.00%
	Current and Less Than 30 Days Past Due	2,080,535,626	1,553,058,277	2,230,041,490	3,125,303,747	4,183,384,769	5,354,134,649	6,538,445,035	7,166,681,713	7,993,128,596	8,318,082,818	8,507,135,607	9,838,986,301	11,293,569,742	1,786,478,057	96,694,662	30,984,033	80,096,645,124	99.90%
	30 to 59 Days Past Due	529,555	1,332,623	2,022,430	2,124,946	4,481,652	3,523,812	6,318,720	5,142,787	10,335,725	5,920,861	6,136,879	9,435,540	8,694,540	3,298,378	409,455	-	69,707,902	0.09%
	60 to 89 Days Past Due	750,851	25,397	293,655	448,638	26,028	388,869	725,021	1,653,391	1,372,267	945,772	-	-	996,168	-	-	-	7,626,057	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.
(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.
(5) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	4/30/2020
Distribution Date:	5/15/2020

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	171,489,857	145,595,962	190,675,303	287,163,271	382,993,520	519,547,283	676,145,066	845,492,793	1,060,747,501	1,404,484,760	1,662,752,032	2,336,686,366	3,676,628,044	476,519,220	9,487,198	1,138,608	13,847,546,785	17.27%
<=599	4,069,321	6,472,212	6,440,682	11,585,582	18,487,040	20,682,801	24,681,577	25,426,427	30,813,144	17,496,426	19,440,237	21,405,609	15,134,137	4,851,464	409,455	-	227,396,113	0.28%
600-650	14,939,063	13,771,630	23,003,942	40,657,433	65,736,952	92,360,551	141,255,305	175,482,135	199,683,105	218,218,684	243,629,341	286,253,924	307,933,035	53,897,066	2,596,254	491,222	1,879,909,641	2.34%
651-700	58,899,011	45,336,262	72,997,399	141,502,871	199,651,418	283,751,624	379,990,592	479,741,200	534,338,296	589,271,925	592,691,318	733,819,839	738,131,850	119,813,871	12,263,449	6,236,762	4,988,437,688	6.22%
701-750	149,613,204	123,451,556	193,689,047	303,269,274	416,959,374	609,240,477	789,851,351	885,510,910	1,032,257,611	1,134,205,963	1,108,032,633	1,264,176,421	1,343,964,019	217,536,131	18,091,767	5,216,647	9,595,066,386	11.97%
751-800	257,045,517	217,145,552	350,381,075	481,489,387	711,177,368	938,964,643	1,173,898,790	1,350,318,863	1,523,060,658	1,576,342,747	1,579,804,466	1,810,361,867	1,913,370,697	301,445,034	19,659,114	8,375,708	14,212,841,487	17.73%
>800	1,425,760,060	1,002,643,123	1,395,170,127	1,862,209,513	2,392,886,778	2,893,499,951	3,359,666,094	3,411,505,562	3,623,936,274	3,384,928,946	3,306,922,458	3,395,717,814	3,308,098,668	615,713,649	34,596,881	9,525,086	35,422,780,984	44.18%
Total	2,081,816,033	1,554,416,297	2,232,357,575	3,127,877,332	4,187,892,449	5,358,047,330	6,545,488,775	7,173,477,891	8,004,836,588	8,324,949,451	8,513,272,485	9,848,421,841	11,303,260,450	1,789,776,435	97,104,117	30,984,033	80,173,979,083	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3) The methodology used in this table aggregates STEP Loans secured by the same property.